BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Schedule of financial assets and liabilities by measurement categories (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 146.3	$ 134.3
Financial liabilities	723.1	841.0
Contingent consideration related to acquisitions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20.0	20.0
Amortized cost | Non-current borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.0	792.3
Amortized cost | Non-current lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	691.1	660.9
Amortized cost | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3.7	4.0
Amortized cost | Current other borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	144.9	142.8
Amortized cost | Current lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	165.0	157.1
Amortized cost | Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	672.6	769.8
Amortized cost | Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	723.1	841.0
Fair Value through OCI | Foreign exchange derivatives - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.8	3.2
Fair Value through OCI | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	41.0	62.2
Fair value through profit or loss | Contingent consideration related to acquisitions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20.0	20.0
Fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4.1	6.0
Fair value | Amortized cost | Non-current borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.0	835.8
Fair value | Fair Value through OCI | Foreign exchange derivatives - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.8	3.2
Fair value | Fair Value through OCI | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	41.0	62.2
Fair value | Fair value through profit or loss | Contingent consideration related to acquisitions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20.0	20.0
Fair value | Fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4.1	6.0
Fair value | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.0	0.0
Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	26.2	24.3
Financial liabilities	45.9	907.2
Fair value | Level 2 | Amortized cost | Non-current borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.0	835.8
Fair value | Level 2 | Fair Value through OCI | Foreign exchange derivatives - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.8	3.2
Fair value | Level 2 | Fair Value through OCI | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	41.0	62.2
Fair value | Level 2 | Fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4.1	6.0
Fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	122.0	77.2
Financial liabilities	20.0	20.0
Fair value | Level 3 | Fair value through profit or loss | Contingent consideration related to acquisitions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20.0	20.0
Amortized cost | Other non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	58.4	54.4
Amortized cost | Hold-to-collect accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	600.6	750.8
Amortized cost | Other non-interest yielding receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	146.3	134.3
Amortized cost | Promissory notes
Disclosure of detailed information about financial instruments [line items]
Financial assets	4.5	4.4
Amortized cost | Promissory notes | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	4.5	4.4
Amortized cost | Promissory notes | Fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	4.5	4.4
Amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	683.7	652.3
Fair value through OCI | Other non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	14.2	14.3
Fair value through OCI | Other non-current financial assets | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	14.2	14.3
Fair value through OCI | Other non-current financial assets | Fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	14.2	14.3
Fair value through OCI | Foreign exchange derivatives - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.4	0.5
Fair value through OCI | Foreign exchange derivatives - used in hedge accounting | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.4	0.5
Fair value through OCI | Foreign exchange derivatives - used in hedge accounting | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.4	0.5
Fair value through OCI | Available for sale receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	103.3	58.5
Fair value through OCI | Available for sale receivables | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	103.3	58.5
Fair value through OCI | Available for sale receivables | Fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	103.3	58.5
Fair value through OCI | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	13.6	11.5
Fair value through OCI | Derivative financial instruments | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	13.6	11.5
Fair value through OCI | Derivative financial instruments | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	13.6	11.5
Fair value through profit or loss | Cross Currency Swaps - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial assets	2.3	1.5
Fair value through profit or loss | Cross Currency Swaps - used in hedge accounting | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	2.3	1.5
Fair value through profit or loss | Cross Currency Swaps - used in hedge accounting | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	2.3	1.5
Fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	9.9	10.8
Fair value through profit or loss | Derivative financial instruments | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	9.9	10.8
Fair value through profit or loss | Derivative financial instruments | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 9.9	$ 10.8